Liabilities related to associates and joint ventures - Framework agreement (Details)	Mar. 02, 2016 state
Samarco
Framework agreement
Proportion of ownership interest in joint venture	50.00%
Dam failure of Samarco
Framework agreement
Number of states affected by dam failure	2
Framework agreement
Framework agreement
Term of agreement	15 years
Renewal period	1 year